Segments and Geographical Information - Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,256	$ 9,498	$ 6,101
Operating income (loss)		2,102	(150)	2,015
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue		8,745	8,086	4,720
Operating income (loss)		656	(302)	1,885
SP [Member]
Segment Reporting Information [Line Items]
Revenue		118	1,220	1,241
Operating income (loss)		31	268	264
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	[2]	393	192	140
Operating income (loss)	[2]	$ 1,415	$ (116)	$ (134)

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	Corporate and Other is not a reporting segment under ASC 280 "Segment Reporting". Corporate and Other includes revenue related to manufacturing operations, unallocated expenses not related to any specific business segment and corporate restructuring charges. The gain on the sale of the divestment of SP business is included in the operating income of Corporate and Other.